UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Municipal Total Return Managed Accounts Portfolio

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG -TERM INVESTMENTS – 97.8%

	MUNICIPAL BONDS – 97.8%

	National – 0.4%

	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool:
$375	5.000%, 4/30/28 (Mandatory put 1/31/18) (Alternative Minimum Tax), 144A	1/18 at 100.00	Ba1	$374,996
1,000	5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax), 144A	11/14 at 100.00	Ba2	1,015,060
1,375	Total National			1,390,056

	Alabama – 0.5%

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	985,176

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41	6/21 at 100.00	Aa2	557,585
1,350	Total Alabama			1,542,761

	Alaska – 0.5%

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
585	4.625%, 6/01/23	12/14 at 100.00	Ba1	584,971
1,385	5.000%, 6/01/46	12/14 at 100.00	B2	1,042,780
1,970	Total Alaska			1,627,751

	Arizona – 2.5%

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 18.030%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,381,200

1,010	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2013D, 5.000%, 2/01/28	2/23 at 100.00	BBB+	1,136,179

1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	1,143,980

1,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/23 at 100.00	AA–	1,153,249

820	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 5.875%, 4/01/22	4/20 at 100.00	BB–	829,364

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 17.677%, 1/01/38 (IF) (4)	1/18 at 100.00	Aa1	688,640

450	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 4.625%, 3/01/22	No Opt. Call	BB+	473,103

335	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+	392,459

55	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	51,660

1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A–	1,170,630
7,170	Total Arizona			8,420,464

Nuveen Investments	1

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 11.4%

$500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A	$575,655

700	Anaheim Public Financing Authority, California, Revenue Bonds, Electric System Distribution Series 1999, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	N/R	714,350

3,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Kern County Tobacco Funding Corporation, Refunding Series 2014, 4.000%, 6/01/29	6/15 at 100.00	BBB+	2,988,420

655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	866,591

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 19.632%, 10/01/16 (IF)	No Opt. Call	Aa1	772,380

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	1,151,080

300	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB	329,724

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
295	4.750%, 8/01/22	No Opt. Call	BB+	318,096
675	5.000%, 8/01/32	No Opt. Call	BB+	703,411

840	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	896,792

735	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	BBB	827,948

1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2	1,438,866

755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	BBB–	784,785

885	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2012C, 4.250%, 6/01/17	No Opt. Call	BB+	897,956

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A1	665,706

450	California State, General Obligation Bonds, Refunding Various Purpose Series 2012B, 9.400%, 5/01/18	11/17 at 100.00	Aa3	457,466

695	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	4/15 at 100.00	AA+	710,554

	California State, General Obligation Bonds, Various Purpose Series 2009:
1,000	6.500%, 4/01/33	4/19 at 100.00	Aa3	1,224,650
645	6.000%, 11/01/39	11/19 at 100.00	Aa3	786,578

30	California State, General Obligation Veterans Bonds, Refunding Series 2005CB, 5.050%, 12/01/36 (Alternative Minimum Tax)	6/15 at 100.00	AA	30,478

	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A:
350	5.000%, 8/01/28	8/22 at 102.00	A	408,405
1,130	5.000%, 8/01/29	8/22 at 102.00	A	1,315,117

175	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	175,662

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Carson Redevelopment Agency, California, Tax Allocation Bonds, Merged & Amended Project Area, Series 2014A:
$220	5.000%, 10/01/23	No Opt. Call	AA–	$264,541
440	5.000%, 10/01/24	No Opt. Call	AA–	532,844

2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A, 0.000%, 1/15/27	No Opt. Call	BBB–	1,317,279

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	8/19 at 100.00	AA	1,200,630

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,835	5.000%, 6/01/45	6/15 at 100.00	A1	1,880,893
130	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A1	133,251
30	4.625%, 6/01/45	6/15 at 100.00	A1	30,406

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,000	4.500%, 6/01/27	6/17 at 100.00	B	939,430
215	5.000%, 6/01/33	6/17 at 100.00	B	176,644

50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	58,002

325	Los Angeles County Regional Financing Authority, California, Insured Revenue Bonds, Montecedro Inc. Project, Series 2014B-3, 2.500%, 11/15/20	12/15 at 100.00	A	330,619

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,166,500

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	AA–	567,124

750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	883,883

1,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2012B-1, 3.900%, 7/01/27	11/14 at 100.00	AAA	1,000,850

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB+	1,023,420

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	104,468

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/15 at 100.00	BB	924,590

1,215	Sacramento Area Flood Control Agency, California, Spcial Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	No Opt. Call	AA	1,398,987

1,000	San Diego Unified Port District, California, Revenue Bonds, Refunding Series 2013A, 5.000%, 9/01/27	9/23 at 100.00	A+	1,166,100

550	San Jose, California, Airport Revenue Bonds, Refunding Series 2014A, 5.000%, 3/01/25 (Alternative Minimum Tax)	3/24 at 100.00	A2	644,259

1,925	Santa Clarita Community College District, California, General Obligation Bonds, Series 2013, 3.000%, 8/01/27	8/23 at 100.00	AA	1,925,404

Nuveen Investments	3

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$550	Southern California Public Power Authority, Milford Wind Corridor Phase II Project Revenue Bond, Series 2011-1, 5.250%, 7/01/28	No Opt. Call	AA–	$658,565

500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32	9/21 at 100.00	BBB+	634,455

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	850,335
36,260	Total California			38,854,149

	Colorado – 2.9%

400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014, 4.000%, 8/15/23	No Opt. Call	A	431,100

750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3364, 18.969%, 10/01/31 (IF) (4)	11/23 at 100.00	A+	1,235,220

1,635	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A–	1,851,817

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3367, 20.039%, 7/01/21 (IF) (4)	No Opt. Call	AA–	1,762,480

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	A–	549,625

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/24	No Opt. Call	A+	1,223,100

524	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	583,940

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	527,830

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	1,165,120

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	539,575
7,809	Total Colorado			9,869,807

	Connecticut – 0.3%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 13.672%, 7/01/15 (IF)	No Opt. Call	AAA	855,436

	Delaware – 0.4%

1,440	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB	1,487,621

	District of Columbia – 0.3%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	11/14 at 100.00	Baa1	449,951

575	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A, 5.000%, 10/01/30	10/23 at 100.00	A+	655,443
1,025	Total District of Columbia			1,105,394

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 7.3%

$1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB–	$1,488,067

750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB–	775,380

1,000	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA	1,141,600

	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A:
700	5.000%, 4/01/25 – AGM Insured (Alternative Minimum Tax)	4/23 at 100.00	AA	783,412
475	5.000%, 4/01/38 – AGM Insured (Alternative Minimum Tax)	4/23 at 100.00	AA	511,988

540	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	555,271

165	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	176,385

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,274,660

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	910,019

3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (Alternative Minimum Tax)	10/23 at 100.00	A	3,514,979

2,000	Hillsborough County, Florida, Solid Waste and Resource Recovery Revenue Bonds, Series 2006A, 5.000%, 9/01/25 – AMBAC Insured (Alternative Minimum Tax)	9/16 at 100.00	AA	2,133,540

2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	2,106,020

	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	BBB+	1,029,915
920	5.000%, 10/01/28	10/24 at 100.00	BBB+	1,045,911
500	5.000%, 10/01/30	10/24 at 100.00	BBB+	564,380

1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s Hospital, Series 2010A, 5.250%, 8/01/21	8/20 at 100.00	A	1,143,000

3,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%, 11/01/31 (Pre-refunded 11/01/16) – AMBAC Insured	11/16 at 100.00	A1 (5)	3,275,130

500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2008B, 5.250%, 5/01/31 – AGC Insured	5/18 at 100.00	AA	553,635

400	Sanibel, Florida, General Obligation Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R	414,036

505	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health System, Series 2006, 5.000%, 5/01/19 – NPFG Insured	5/16 at 100.00	AA–	538,189

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	3,670

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	8,974

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	4,433

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	—

Nuveen Investments	5

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$5	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	$5,060

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	9,938

35	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	22,817
22,765	Total Florida			24,990,409

	Georgia – 1.2%

1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Series 2011, 5.250%, 7/01/28	7/21 at 100.00	Aa3	1,330,121

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	Aa3	709,560

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	557,530

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	836,085

530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	Aa2	590,076
3,585	Total Georgia			4,023,372

	Guam – 2.1%

420	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/21	No Opt. Call	A	482,622

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	A–	1,089,980

	Guam Government, General Obligation Bonds, 2009 Series A:
110	5.750%, 11/15/14	No Opt. Call	BB–	110,209
1,515	6.000%, 11/15/19	No Opt. Call	BB–	1,677,484

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
1,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	1,151,009
1,000	6.000%, 10/01/23 (Alternative Minimum Tax)	8/18 at 100.00	BBB	1,136,600

	Guam Power Authority, Revenue Bonds, Series 2012A:
500	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	600,195
235	5.000%, 10/01/34	10/22 at 100.00	BBB	261,849

450	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/24	7/23 at 100.00	A–	521,541
6,230	Total Guam			7,031,489

	Hawaii – 1.6%

600	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27	7/23 at 100.00	BB+	662,838

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	3/17 at 100.00	Baa1	1,547,265

1,000	Hawaii State Department of Transportation – Airports Division, Lease Revenue Certificates of Participation, Series 2013, 5.250%, 8/01/24 (Alternative Minimum Tax)	8/23 at 100.00	A–	1,192,200

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$1,600	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/30	12/21 at 100.00	AA	$1,896,128
4,700	Total Hawaii			5,298,431

	Idaho – 1.1%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	890,678

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	A	1,181,180

15	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1, 6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	15,171

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	Baa1	467,088
1,070	4.600%, 9/01/27	9/22 at 100.00	Baa1	1,137,282
3,265	Total Idaho			3,691,399

	Illinois – 6.4%

1,000	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 6.000%, 11/01/35	11/20 at 100.00	BBB	1,126,470

750	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	774,225

2,395	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Limited Tax project & Refunding Series 2012B, 5.000%, 12/15/32	6/22 at 100.00	AA	2,666,473

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	537,405

965	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	1,122,131

360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122, 17.389%, 9/01/32 (IF) (4)	9/22 at 100.00	BBB	448,358

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	849,090

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	705,146

960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,093,344

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	778,568

25	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	2/15 at 100.00	BBB–	25,096

420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304, 17.858%, 1/01/21 (IF) (4)	No Opt. Call	AA–	619,874

400	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.000%, 10/01/19	No Opt. Call	Baa1	429,792

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
1,000	5.250%, 6/01/21	No Opt. Call	A	1,183,010
1,000	5.500%, 6/01/23	6/21 at 100.00	A–	1,171,340

Nuveen Investments	7

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$190	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	$220,387

500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	AA	703,170

3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	4,120,365

750	Southwestern Illinois Development Authority, Local Government Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	2/19 at 100.00	AA	872,438

	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
825	5.500%, 1/01/38	1/23 at 100.00	AA–	930,971
1,500	4.250%, 1/01/38	1/23 at 100.00	AA–	1,541,325
18,740	Total Illinois			21,918,978

	Indiana – 2.7%

750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	815,715

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,111,980

770	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	788,596

1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	BBB+	1,737,480

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	BBB+	635,326
425	5.000%, 2/01/27	2/24 at 100.00	BBB+	479,726

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB–	540,404

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	496,648

400	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/28 (Alternative Minimum Tax)	9/24 at 100.00	BBB	456,900

630	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18 – NPFG Insured	3/15 at 100.00	A3	632,533

1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32	7/23 at 100.00	A+	1,164,330

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	AA+	281,735
8,270	Total Indiana			9,141,373

	Iowa – 1.2%

	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,100,120
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,093,890

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$1,000	Des Moines Independent Community School District, Polk and Warren Counties, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Series 2014, 5.000%, 6/01/22 – BAM Insured	No Opt. Call	AA	$1,199,870

745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA	838,363
3,745	Total Iowa			4,232,243

	Kansas – 0.9%

1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/29	9/24 at 100.00	AAA	1,827,270

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	A+	1,395,806
2,740	Total Kansas			3,223,076

	Kentucky – 0.2%

590	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	651,366

	Louisiana – 1.8%

835	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 5.000%, 7/01/16 – CIFG Insured	No Opt. Call	N/R	884,975

3,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1	3,149,520

50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31	5/21 at 100.00	Baa1	59,461

2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.500%, 5/15/30	5/20 at 100.00	A–	2,196,720
5,885	Total Louisiana			6,290,676

	Maine – 0.2%

645	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%, 11/15/24 – AGM Insured (Alternative Minimum Tax)	11/21 at 100.00	AA+	688,608

	Maryland – 1.8%

845	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Refunding Series 2012, 4.000%, 9/01/21	No Opt. Call	A2	945,437

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
375	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	396,090
140	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	143,270

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	576,370

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,108,930
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,101,830

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.000%, 1/01/19	1/18 at 100.00	BBB	541,145

1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2014C-2, 5.000%, 8/01/23	No Opt. Call	AAA	1,246,280
5,360	Total Maryland			6,059,352

Nuveen Investments	9

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 1.7%

$1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	$1,145,270

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	884,550

1,085	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2012J, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,217,696

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	780

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.561%, 12/15/34 (IF) (4)	12/19 at 100.00	AAA	768,276

1,675	Massachusetts State, General Obligation Bonds, Refunding Series 2012A, 5.200%, 2/01/16	8/15 at 100.00	AA+	1,675,452
5,345	Total Massachusetts			5,692,024

	Michigan – 0.9%

475	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B	471,998

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	Baa1	799,688

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	284,822

1,330	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/31	3/24 at 100.00	A1	1,508,007
2,855	Total Michigan			3,064,515

	Minnesota – 0.6%

835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 100.00	BBB–	878,779

1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	1,167,773
2,000	Total Minnesota			2,046,552

	Mississippi – 1.7%

750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	826,178

1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA–	1,461,975

3,000	Mississippi Development Bank, Special Obligation Bonds, Jackson Public School District General Obligation Project, Series 2008, 5.375%, 4/01/24 – AGM Insured	No Opt. Call	A2	3,363,060
4,940	Total Mississippi			5,651,213

	Missouri – 0.7%

2,000	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.250%, 9/01/25 (Alternative Minimum Tax)	9/21 at 100.00	A+	2,304,300

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	216,851
2,287	Total Missouri			2,521,151

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.1%

$285	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2	$312,691

	Nevada – 0.0%

70	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	74,814

	New Hampshire – 0.2%

580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	No Opt. Call	BBB+	645,453

	New Jersey – 1.9%

1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.250%, 6/15/26	No Opt. Call	A2	1,137,680

500	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/22	No Opt. Call	A+	594,710

310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.258%, 1/01/43 (IF) (4)	7/22 at 100.00	A+	439,478

2,800	Paterson, New Jersey, General Obligation Bonds, General Improvement Series 2013, 5.000%, 1/15/26	1/23 at 100.00	AA	3,179,036

1,780	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, First Subordinate Capital Appreciation Series 2007-1B, 0.000%, 6/01/41	6/17 at 26.26	A–	435,406

1,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B2	844,256
7,515	Total New Jersey			6,630,566

	New Mexico – 0.1%

445	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	470,289

	New York – 6.2%

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
425	4.000%, 1/01/21	No Opt. Call	BBB–	454,805
435	4.000%, 1/01/22	No Opt. Call	BBB–	459,830
445	4.000%, 1/01/23	No Opt. Call	BBB–	468,919
460	4.000%, 1/01/24	No Opt. Call	BBB–	482,117

750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	857,820

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	2/17 at 100.00	BB+	685,679

250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	300,630

470	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Winthrop-University Hospital Association, Series 2012, 5.000%, 7/01/19	No Opt. Call	BBB+	534,310

670	Nassau Health Care Corporation, New York, Revenue Anticipation Notes, Series 2014, 2.250%, 1/15/15	No Opt. Call	N/R	670,662

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.005%, 10/01/16 (IF)	No Opt. Call	AA+	675,840

Nuveen Investments	11

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F:
$1,000	5.000%, 8/01/24	No Opt. Call	AA	$1,182,430
2,000	5.000%, 8/01/25	No Opt. Call	AA	2,340,560

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	667,695

	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa3	657,847
635	5.000%, 6/15/25	6/22 at 100.00	Baa3	677,843

915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa3	976,735

	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014:
150	5.000%, 5/15/20	No Opt. Call	BBB+	172,865
125	5.000%, 5/15/21	No Opt. Call	BBB+	144,518
3,400	4.000%, 5/15/29	5/15 at 100.00	BBB+	3,405,270

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA–	1,443,525

1,000	Rockland County, New York, General Obligation Bonds, Refunding Series 2013, 5.000%, 3/01/17	No Opt. Call	Baa2	1,071,490

	Saratoga County Capital Resource Corporation, New York, Revenue Bonds, Skidmore College, Refunding Series 2014B:
300	5.000%, 7/01/30	7/24 at 100.00	A1	347,691
300	5.000%, 7/01/31	7/24 at 100.00	A1	345,795

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA–	502,533

1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,078,570

450	Westchester County Local Development Corporation, New York, Revenue Refunding Bonds, Kendal on Hudson Project, Series 2013, 3.000%, 1/01/18	No Opt. Call	BBB	464,994
19,160	Total New York			21,070,973

	North Carolina – 3.8%

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.515%, 7/01/38 (IF) (4)	7/20 at 100.00	AAA	961,218

2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/34 (UB) (4)	1/19 at 100.00	AA–	2,245,500

2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.000%, 1/15/31	1/21 at 100.00	AA–	2,211,140

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25	7/22 at 100.00	A–	1,160,910
1,500	5.000%, 1/01/26	7/22 at 100.00	A–	1,724,535

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	A3	437,595

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	568,335

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 22.496%, 6/01/18 (IF)	No Opt. Call	AA	$505,332

2,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/34	11/16 at 100.00	AA–	2,080,840

1,000	University of North Carolina at Chapel Hill, General Revenue Bonds, Index Tender Series 2012B, 8.540%, 10/01/41	06/17 at 100.00	AAA	1,011,160

75	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 (Pre-refunded 12/17/14)	12/14 at 100.00	N/R (5)	75,186
11,430	Total North Carolina			12,981,751

	North Dakota – 0.6%

1,500	University of North Dakota, Housing and Auxiliary facilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,678,545

340	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/29	7/16 at 100.00	BBB–	346,916
1,840	Total North Dakota			2,025,461

	Ohio – 1.8%

550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	575,790

3,045	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2014A, 3.000%, 3/01/28	3/23 at 100.00	AA+	3,032,211

500	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2014A, 5.000%, 6/01/25	6/23 at 100.00	AA+	591,005

1,810	University of Akron, Ohio, General Receipts Bonds, Series 2010A, 5.000%, 1/01/24 – AGM Insured	No Opt. Call	AA	2,074,749
5,905	Total Ohio			6,273,755

	Oklahoma – 0.5%

500	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2008A, 5.875%, 1/01/28	1/18 at 100.00	A	566,145

1,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2011B, 5.000%, 1/01/26	1/21 at 100.00	AA–	1,164,690
1,500	Total Oklahoma			1,730,835

	Oregon – 1.0%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 5.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+	1,097,550

750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A–	849,278

1,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A, 5.250%, 4/01/24	4/21 at 100.00	AAA	1,209,350

410	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	1/15 at 103.00	N/R	423,669
3,160	Total Oregon			3,579,847

Nuveen Investments	13

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 4.4%

$1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26	No Opt. Call	AA–	$1,137,340

1,130	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1998A, 5.500%, 8/01/28 – AMBAC Insured	No Opt. Call	A2	1,359,130

1,050	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2011, 5.250%, 3/15/25 – AGM Insured	3/21 at 100.00	AA	1,233,204

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
355	5.000%, 6/01/22	No Opt. Call	Baa3	392,122
325	5.000%, 6/01/23	No Opt. Call	Baa3	358,043

1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4284, 17.898%, 7/01/36 (IF) (4)	1/22 at 100.00	AA–	1,588,761

825	Lycoming County Authority, Pennsylvania, Revenue Bonds, AICUP Financing Program-Lycoming College, Series 2013M-M1, 5.250%, 11/01/43	11/23 at 100.00	A	928,520

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,435,075

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	1,099,630

1,600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23	6/20 at 100.00	BB–	1,664,208

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	1,100,150

1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BB+	1,052,270

500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 5.000%, 7/01/17	No Opt. Call	BB+	532,570

870	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	4/19 at 100.00	A+	1,023,311
13,045	Total Pennsylvania			14,904,334

	Rhode Island – 1.5%

4,045	Narragansett Bay Commission, Rhode Island, Wastewater System Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/31	9/24 at 100.00	AA–	4,731,234

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
130	6.000%, 6/01/23	12/14 at 100.00	A2	130,780
150	6.125%, 6/01/32	12/14 at 100.00	BBB+	150,755
4,325	Total Rhode Island			5,012,769

	South Carolina – 0.7%

1,000	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2013A, 5.250%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,185,450

500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	560,540

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
$320	5.750%, 11/01/23	No Opt. Call	N/R	$332,521
180	7.000%, 11/01/33	11/24 at 100.00	N/R	195,932

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	283,723
2,250	Total South Carolina			2,558,166

	South Dakota – 0.3%

1,000	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B, 5.000%, 6/01/26	6/23 at 100.00	A–	1,129,680

	Tennessee – 0.3%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,098,060

	Texas – 8.0%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB	839,850

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa1	1,552,017

965	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB	1,077,191

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012:
300	2.250%, 8/15/15	No Opt. Call	BBB	302,913
300	2.350%, 8/15/16	No Opt. Call	BBB	305,496

675	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–	717,923

315	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB–	311,125

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013A, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,142,640

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,194,540

1,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	1,198,600

1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,749,825

	Harris County Water Control and Improvement District 74, Texas, General Obligation Bonds, Series 2010:
195	5.000%, 8/01/36	2/18 at 100.00	N/R	208,638
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,629,231

600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/18 – NPFG Insured	No Opt. Call	AA–	526,434

1,630	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A	1,827,409

Nuveen Investments	15

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
$490	4.000%, 8/15/25	8/19 at 100.00	BBB+	$502,010
250	4.125%, 8/15/26	8/19 at 100.00	BBB+	255,733

400	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/32	2/15 at 103.00	BBB–	415,244

1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB–	1,074,780

375	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	416,647

1,000	Rockport, Texas, Certificates of Obligation, Series 2007, 5.250%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA	1,087,270

825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	963,947

600	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2014A, 5.000%, 5/15/29	11/23 at 100.00	AA	712,932

1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,715,929

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	2,290,820

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,122,120
24,560	Total Texas			27,141,264

	Utah – 1.3%

	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA	561,305
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA	584,376

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	474,389

1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB–	1,565,562

80	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	81,312

60	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	6/15 at 100.00	BBB–	62,519

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 18.010%, 6/15/26 – AGM Insured (IF) (4)	6/18 at 100.00	AAA	1,097,700
3,895	Total Utah			4,427,163

	Virgin Islands – 1.0%

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Lone Note, Series 2003, 5.000%, 10/01/31 – ACA Insured	12/14 at 100.00	BBB+	503,680

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB	551,030

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,112,270

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	Baa3	$1,173,700
3,000	Total Virgin Islands			3,340,680

	Virginia – 2.1%

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
600	5.000%, 6/15/31	6/24 at 100.00	Baa1	662,640
1,400	5.000%, 6/15/33	6/24 at 100.00	Baa1	1,535,464

1,900	Metropolitan Washington D.C. Airports Authority, Virginia Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA–	2,134,840

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,113,266

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	43,419
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,528,268
6,155	Total Virginia			7,017,897

	Washington – 3.9%

980	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Series 2007A, 5.000%, 11/01/34 – AGM Insured	No Opt. Call	AAA	1,077,108

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	1,986,892

1,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2012-D, 5.000%, 7/01/35	7/22 at 100.00	Aa1	1,143,019

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	97,381

1,900	King County, Washington, Sewer Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/31	No Opt. Call	AA+	2,186,349

600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.521%, 1/01/32 – AGM Insured (IF) (4)	7/17 at 100.00	AA+	757,644

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
925	5.000%, 12/01/22	No Opt. Call	Baa2	1,032,439
770	5.000%, 12/01/23	No Opt. Call	Baa2	854,015

75	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	82,223

750	University of Washington, General Revenue Bonds, Tender Option Bond Tust 3005, 18.085%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	1,039,980

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3	1,173,070

1,550	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2008D, 6.375%, 10/01/36	10/18 at 100.00	A+	1,816,027
11,350	Total Washington			13,246,147

	West Virginia – 0.8%

1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,327,089

Nuveen Investments	17

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments	October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	$1,453,250
2,400	Total West Virginia			2,780,339

	Wisconsin – 2.9%

350	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	380,853

1,820	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	2,038,582

1,880	School Districts of Arcadia, Buffalo, and Trempealealu Counties, Wisconsin, Bond Anticipation Notes, Series 2014, 3.000%, 3/15/19	3/17 at 100.00	A	1,947,548

485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 4287, 17.707%, 4/01/20 (IF) (4)	No Opt. Call	Aa3	686,799

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014, 5.125%, 5/01/29	5/24 at 100.00	N/R	1,050,050

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010- 3184, 18.090%, 11/15/17 (IF)	No Opt. Call	AA+	730,800

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 19.216%, 8/15/37 (IF) (4)	2/20 at 100.00	AA–	648,600

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series 2010A, 5.250%, 6/01/34	6/20 at 100.00	AA–	1,120,040

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,201,750
90	6.000%, 5/01/33	5/19 at 100.00	AA–	108,177
8,565	Total Wisconsin			9,913,199

	Wyoming – 1.1%

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,118,480

2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,290,520

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	279,613
3,250	Total Wyoming			3,688,613
$299,201	Total Long-Term Investments (cost $313,801,049)			333,424,412
	Floating Rate Obligations – (0.8)%			(2,560,000)
	Other Assets Less Liabilities – 3.0%			10,045,013
	Net Assets – 100%			$340,909,425

18	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$333,424,412	$ —	$333,424,412

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments was $311,148,980.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$20,640,073
Depreciation	(924,644)
Net unrealized appreciation (depreciation) of investments	$19,715,429

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1993, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified buyers.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014